Vanguard FTSE Social Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Admiral Prospectus [Member] | Vanguard FTSE Social Index Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	25.97%	31.79%	(24.22%)	27.71%	22.67%